CONDENSED CONSOLIDATED STATEMENTS OF CONVERTIBLE PREFERRED SHARES AND STOCKHOLDERS' EQUITY (DEFICIT) (Parenthetical) $ in Millions	3 Months Ended
Dec. 31, 2022 USD ($)
CONDENSED CONSOLIDATED STATEMENTS OF CONVERTIBLE PREFERRED SHARES AND STOCKHOLDERS' EQUITY (DEFICIT)
Offering costs	$ 14.9